Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	(9)	15	(9)	6	(3)
Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	12	12	68	24	142
Operating expenses	12	16	59	28	111
Income tax expense/(benefit)	0	1	9	1	22
Income/(loss) from discontinued operations, net of tax	0	(5)	0	(5)	9
Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	9	32	15	41	20
Gain/(loss) on disposal		91		91
Income tax expense/(benefit)	0	39	(6)	39	(8)
Income/(loss) from discontinued operations, net of tax	(9)	20	(9)	11	(12)
PBWM Germany
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	(9)	(32)	(8)	(41)	(11)
PBWM Germany | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	12	8	12	20	26
Operating expenses	12	14	20	26	38
Income tax expense/(benefit)	0	0	0	0	(1)
Income/(loss) from discontinued operations, net of tax	0	(6)	(8)	(6)	(11)
PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	9	26		35
Income/(loss) from discontinued operations, net of tax	(9)	(26)		(35)
ETF business
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax			0		0
ETF business | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues			15		29
Operating expenses			10		20
Income tax expense/(benefit)			3		5
Income/(loss) from discontinued operations, net of tax			2		4
ETF business | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses			3		6
Income tax expense/(benefit)			(1)		(2)
Income/(loss) from discontinued operations, net of tax			(2)		(4)
Strategic Partners
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax			0		4
Strategic Partners | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues			14		28
Operating expenses			2		8
Income tax expense/(benefit)			5		9
Income/(loss) from discontinued operations, net of tax			7		11
Strategic Partners | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses			12		12
Income tax expense/(benefit)			(5)		(5)
Income/(loss) from discontinued operations, net of tax			(7)		(7)
CFIG
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax		49	0	49	5
CFIG | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues		0	26	0	56
Operating expenses		0	25	0	41
Income tax expense/(benefit)		0	1	0	9
Income/(loss) from discontinued operations, net of tax		0	0	0	6
CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses		0		0	2
Gain/(loss) on disposal		91		91
Income tax expense/(benefit)		42		42	(1)
Income/(loss) from discontinued operations, net of tax		49		49	(1)